Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue:
Income from short-term investments and term deposits and other finance revenue	$ 47,000	$ 29,000		$ 50,000
Impact of debt reimbursement	5,177,000	0	[1]	0	[1]
Convertible debt amendments (Note 14.1)	0	1,399,000		0
Change in fair value of convertible debt derivative	3,848,000	0		0
Foreign exchange gain	3,032,000	1,407,000		2,116,000
Total financial income	12,104,000	2,835,000		2,166,000
Financial expenses:
Interest on loans	7,462,000	9,747,000		7,864,000
Interest on lease contracts (see Note 15)	760,000	780,000		622,000
Interest on financing component of long term development services agreement (see Notes 18 and 19)	2,156,000	3,221,000		619,000
Interest on supplier payable with extended payment terms	173,000	125,000		0
Other bank fees and financial charges	778,000	627,000		533,000
Change in fair value of convertible debt derivative (Note 14.1)	0	13,129,000		0
Foreign exchange loss	2,094,000	4,045,000		2,048,000
Total financial expenses	$ 13,423,000	$ 31,674,000		$ 11,686,000

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2